LEASES - Components of rental expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Short-term rental expense	¥ 9,961	¥ 7,411	¥ 14,116
Operating lease expense excluding short-term rental expense	¥ 133,106	¥ 148,867	¥ 169,613